Milliman Variable Insurance Trust

Prospectus

April 29, 2024

Milliman Community Growth Fund

Milliman Community Income Fund

This Prospectus relates only to the series of Milliman Variable Insurance Trust (the “Trust”) that are listed above (each, a “Fund,” and, collectively, the “Funds”). Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares (“Shares”) directly. Please contact your insurance company or other financial intermediary regarding how to invest in Shares of a Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

ii

Fund Summary: Milliman Community Growth Fund

Investment Objective

The Fund’s primary investment objective is to generate income to facilitate consistent withdrawals over an extended period of time.

As a secondary objective, the Fund seeks to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Acquired Fund Fees and Expenses(1)	0.25%
Total Annual Fund Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2025. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
(3)	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2025 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$101	$422

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2023, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds and/or exchange-traded funds (“ETFs”) that invest in bonds or other income-producing investments. The Fund seeks to achieve its secondary investment objective by investing in call options and put options (as described further below). In seeking to achieve these investment objectives, Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), will manage the Fund’s investments to seek to produce stable returns over a long time horizon.

Milliman currently anticipates that, under normal market conditions, a majority of the Fund’s income-producing investments will be rated medium grade or below investment grade (commonly referred to as "junk bonds") – that is, within the range of BB- through BBB+ by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Ba3 through Baa1 by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of the Fund will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of the Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

Income-producing investments held by the Fund or the ETFs in which it invests can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, Milliman may use derivative instruments, including futures contracts, to seek to manage the duration profile of the Fund's income producing investments, although the Fund has no set policy regarding portfolio maturity or duration of the income-producing investments in which it may invest.

Milliman will purchase call options on domestic large capitalization stock market indices (or ETFs representing those indices) to seek long-term growth of capital. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” Milliman will typically purchase call options on behalf of the Fund in anticipation of an increase in value of the stock market indices or ETFs underlying those options contracts because owning the options allows the Fund to participate in price increases of the underlying stock market indices or ETFs on a more limited risk basis than if the Fund purchased an investment tracking those stock market indices or an ETF directly. This is because the Fund’s downside risk on a purchased call option is limited to the cost of the premium paid to the option’s seller, whereas the Fund could theoretically lose the entire value of its investment if it purchased an investment tracking the stock market index or an ETF directly.

Depending upon market conditions, Milliman may purchase put options on domestic large capitalization stock market indices or ETFs representing those indices in an effort to hedge downside equity exposure. Milliman may use put options to seek to hedge the Fund’s equity exposure from significant stock market declines, which could occur rapidly and disproportionally could impact various economic sectors, especially during periods of very high financial stress. Purchasing put options will allow the Fund to recognize a net profit on a particular option when the value of the stock market index or ETF underlying that put option falls below the strike price of that put option. In addition, Milliman may use a variety of financial futures, options, and swaps, which may include total return swaps, to implement the Fund’s strategy to hedge its equity exposure based on financial market conditions at any specific point in time.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Fluctuation of Income Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Growth-Oriented Investments Risk. Growth-oriented investments may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of investments representative of smaller capitalization companies. Further, the Fund’s investments in growth-oriented investments are based upon the methods and analyses, including models, tools and data, employed by Milliman in determining investments that it believes are “growth” investments. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s net asset value ("NAV") to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and the Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Medium Grade Debt Obligations Risk. Medium grade debt obligations may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Hedging Strategy Risk. Milliman cannot offer assurances that the hedging strategy will achieve the intended results, or that the hedging strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the hedging strategy will provide a hedge as described above, there is no guarantee that a particular hedge will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the indices or ETFs that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the indices or ETFs they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the hedging strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the indices or ETFs being hedged and the indices and ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because over-the-counter (“OTC”) options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is no guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Performance

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

■	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

■	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

■	Jeff Greco, Principal & Head of Strategy Research at Milliman.

■	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in 2024.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Fund Summary: Milliman Community Income Fund

Investment Objective

The Fund’s investment objective is to generate income to facilitate consistent withdrawals over an extended period of time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Acquired Fund Fees and Expenses(1)	0.29%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.54)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2025. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.
(3)

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2025 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$101	$430

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2023, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds and/or exchange-traded funds (“ETFs”) that invest in bonds or other income-producing investments. Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”) currently anticipates that, under normal market conditions, a majority of the Fund’s income-producing investments will be rated medium grade or below investment grade (commonly referred to as "junk bonds") – that is, within the range of BB- through BBB+ by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Ba3 through Baa1 by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of the Fund will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of the Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

Income-producing investments held by the Fund or the ETFs in which it invests can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, Milliman may use derivative instruments, including futures contracts, to seek to manage the duration profile of the Fund's income producing investments, although the Fund has no set policy regarding portfolio maturity or duration of the income-producing investments in which it may invest.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Fluctuation of Income Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s net asset value ("NAV") to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and the Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Medium Grade Debt Obligations Risk. Medium grade debt obligations may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Risks of Investing in ETFs. In addition to the risks associated with the underlying assets held by the ETFs in which the Fund invests, investments in ETFs are also subject to the following additional risks: (i) only authorized participants may engage in transactions directly with ETFs but none are obligated to do so, which could result in an ETF’s shares trading at a premium or discount to its NAV or possibly face trading halts or delisting; (ii) certain ETFs seek to track the performance of an underlying index and will not attempt to take defensive positions under any market conditions, including declining markets, which could result in losses; and (iii) because ETF shares trade on the secondary market, there is no guarantee that an active market will be developed or maintained, which could result in the ETF’s shares trading at a premium or discount to its NAV. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Performance

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

■	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

■	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

■	Jeff Greco, Principal & Head of Strategy Research at Milliman.

■	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in 2024.

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

Additional Information About the Funds and the Risks of Investing

Additional Information About the Funds’ Investment Objectives

The primary investment objective of the Milliman Community Growth Fund (the “Growth Fund”) is to generate income to facilitate consistent withdrawals over an extended period of time. As a secondary objective, the Growth Fund seeks to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure. The investment objective of the Milliman Community Income Fund (the “Income Fund”) is to generate income to facilitate consistent withdrawals over an extended period of time.

Each Fund’s investment objective may be changed without shareholder approval by the Board of Trustees of the Trust (the “Board”) upon 60 days’ notice to shareholders. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective. An investor may lose some or all of their investment in a Fund.

For temporary defensive purposes, a Fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could impact the investment results of a Fund in a period of rising market prices. Alternatively, a larger percentage of such positions could reduce the magnitude of loss in the portfolio of a Fund in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions. In addition, during such times, the Fund may not achieve its investment objective.

Additional Information About the Funds’ Investments

Each Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds and/or ETFs that invest in bonds or other income-producing investments. The Growth Fund seeks to achieve its secondary investment objective by investing in call options and put options. In seeking to achieve these investment objectives, Milliman will manage the Growth Fund’s investments to seek to produce stable returns over a long time horizon.

Milliman currently anticipates that, under normal market conditions, a majority of a Fund’s income-producing investments will be rated medium grade or below investment grade (commonly referred to as "junk bonds") – that is, within the range of BB- through BBB+ by S&P or Fitch or Ba3 through Baa1 by Moody’s or an equivalent rating by another NRSRO, each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of a Fund’s portfolio will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of a Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

Income-producing investments held by a Fund or the ETFs in which it invests can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, Milliman may use derivative instruments, including futures contracts, to seek to manage the duration profile of each Fund's income producing investments, although the Funds have no set policy regarding portfolio maturity or duration of the income-producing investments in which they may invest. The Funds’ income-producing investments may also include other types of debt or credit instruments, such as private credit instruments. Private credit instruments in which a Fund may invest include floating or variable loan interests, collateralized loan obligations (“CLOs”), senior loans, and/or other investment vehicles that have private credit exposure. Some or all of the Fund’s private credit instruments may be deemed illiquid investments.

With respect to the Growth Fund, Milliman will purchase call options on domestic large capitalization stock market indices (or ETFs representing those indices) to seek long-term growth of capital. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” Milliman will typically purchase call options on behalf of the Growth Fund in anticipation of an increase in value of the stock market indices or ETFs underlying those options contracts because owning the options allows the Growth Fund to participate in price increases of the underlying stock market indices or ETFs on a more limited risk basis than if the Growth Fund purchased an investment tracking those stock market indices or an ETF directly. This is because the Growth Fund’s downside risk on a purchased call option is limited to the cost of the premium paid to the option’s seller, whereas the Growth Fund could theoretically lose the entire value of its investment if it purchased an investment tracking the stock market index or an ETF directly.

Depending upon market conditions, Milliman may purchase for the Growth Fund put options on domestic large capitalization stock market indices or ETFs representing those indices in an effort to hedge downside equity exposure. Milliman may use put options to seek to hedge the Growth Fund’s equity exposure from significant stock market declines, which could occur rapidly and disproportionally could impact various economic sectors, especially during periods of very high financial stress. Purchasing put options will allow the Growth Fund to recognize a net profit on a particular option when the value of the stock market index or ETF underlying that put option falls below the strike price of that put option.

In seeking to create a hedge against the Growth Fund’s downside equity exposure, Milliman primarily intends to purchase either OTC options and/or exchange-traded options on indices or ETFs representing those indices.  OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. Exchange-traded options, which include FLexible EXchange® Options (“FLEX Options"), are options contracts that trade on an exchange but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Exchange-traded options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The options contracts purchased by Milliman on behalf of the Growth Fund may be American style options (i.e., options that are exercisable on or before the expiration date) or European style options (i.e., options that are exercisable only on the expiration date). The exchange-traded options that may be utilized by Milliman are listed on the Chicago Board Options Exchange. Milliman is not restricted in its use of OTC or exchange-traded options and may use either type to achieve the Growth Fund’s principal investment strategies.

Milliman may also use other financial instruments, such as futures and swaps, which may include total return swaps, to implement the Growth Fund’s hedging strategy based on financial market conditions at any specific point in time.

Futures contracts are standardized exchange-traded agreements to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. Swaps are agreements between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to a particular reference asset. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a party agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular reference asset.

The reference assets for the Growth Fund’s derivatives positions, whether options, futures or swaps, will be domestic large capitalization stock market indices or ETFs representing those indices.

Additional Information About the Risks of Investing in the Funds

You could lose money by investing in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that a Fund’s investment objectives will be achieved.

Fluctuation of Income Risk. A Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during a Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Growth-Oriented Investments Risk. Growth-oriented investments may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of investments representative of smaller capitalization companies. Further, the Growth Fund’s investments in growth-oriented investments are based upon the methods and analyses, including models, tools and data, employed by Milliman in determining investments that it believes are “growth” investments. The Growth Fund is subject to the risk that such methods and analyses may not produce the desired results.

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors, as described further below. These risks could affect the value of investments in which a Fund invests, possibly causing the Fund’s NAV to be reduced and fluctuate more than other types of investments.

■	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

■	Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

■	Interest Rate Risk. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to its shareholders. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from a Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, a Fund may have a very low, or even negative yield. A low or negative yield would cause a Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of fixed-income securities held by a Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

■	Liquidity Risk. Liquidity risk is the risk that a debt security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

■	Maturity Risk. The value of a Fund’s debt investments is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Medium Grade Debt Obligations Risk. Medium grade debt obligations may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Hedging Strategy Risk. Milliman cannot offer assurances that the hedging strategy employed for the Growth Fund will achieve the intended results, or that the hedging strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the hedging strategy will provide a hedge as described above, there is no guarantee that a particular hedge will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Growth Fund transacts and the prices of the indices or ETFs that the Growth Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the indices or ETFs they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the hedging strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the indices or ETFs being hedged and the indices and ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Growth Fund’s investment in derivative instruments and their resulting costs could limit the Growth Fund’s gains in rising markets relative to those of unhedged funds in general. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Derivatives Risk. The use of derivatives, including options, futures and swaps, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a Fund to losses in excess of its initial investment. In addition, certain of a Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for a Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to a Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, a Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options. To the extent a Fund uses exchange-traded derivatives, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. It is also possible that a clearing member could use Fund assets that were commingled with other client assets to satisfy such other clients’ losses. In certain cases, a Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of a Fund’s OTC derivatives and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC derivative at any specific time, a Fund may be required to treat some or all of its OTC derivatives as illiquid securities. The use of certain derivatives involves leverage, which can cause a Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Issuer Risk. The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. A Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Additional Risks Applicable to Investments in ETFs. An investment in a Fund is subject to the risks associated with the ETFs in which it invests, which include, but are not limited to: (i) the risks associated with the underlying assets held by the ETFs in which the Fund invests; (ii) the risk that such ETF's investment strategy may not produce the intended results; (iii) the risk that securities or other assets held by such ETF may underperform in comparison to the general securities markets or other asset classes; and (iv) the risk that the ETF will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to losses due to adverse occurrences affecting that issuer, market, industry or sector. In addition, at times, certain segments of the market represented by certain ETFs may be out of favor and underperform other segments. A Fund will indirectly pay a proportional share of the expenses of the ETFs in which it invests (including operating expenses and management fees), in addition to its fees and expenses. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in such ETFs. Further, investments in ETFs are subject to the following additional risks:

▪	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with an ETF, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. Each ETF has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the ETF, and no other authorized participant is able or willing to step forward to create or redeem, shares of an ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

▪	Index-Based ETF Risk. The Funds may invest in ETFs that seek to track the performance of an underlying index. Therefore, these ETFs will not necessarily buy or sell a security unless that security is added to, or removed from, respectively, its underlying index, and generally will not attempt to take defensive positions under any market conditions, including declining markets. In addition, there is no guarantee that such ETFs will achieve investment results that have a high degree of correlation to the performance of their respective underlying indexes or that such ETFs will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on an ETF’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the ETF and its shareholders, such as the Funds. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the underlying index to vary from its normal or expected composition.

▪	Market Trading Risk. Each ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the ETF’s shares trading at a premium or discount to its NAV.

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of investments.

Non-Diversification Risk. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, a Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, a Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause a Fund to sell portfolio holdings at times when it would not otherwise do so. In addition, these transactions may increase a Fund’s transaction costs and/or result in an increase to the Fund’s expense ratio. When experiencing a large redemption, a Fund may delay payment of the redemption proceeds up to seven days to provide Milliman with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, a Fund may be unable to delay a redemption request or satisfy the redemption in-kind, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

In addition to the principal risks discussed above, the Funds are also exposed to the following risks:

Private Credit Exposure Risk. There are certain risks inherent in obtaining exposure to private credit instruments, which include liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Private credit instruments also carry risks associated with unclear ownership and market access constraints. Investment vehicles that provide exposure to private credit may also have concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments.

Senior Loan Risk. The risks of investing in senior loans are similar to the risks of investing in junk bonds, although senior loans may be senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans are generally below investment grade and are considered speculative because of the credit risk of their issuers. Companies issuing senior loans are more likely to default on their payments of interest and principal owed, and such defaults could reduce a Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Although senior loans may be secured by collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund’s access to the collateral may be limited by and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Many senior loans are considered “covenant lite,” which means they may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.

Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate instruments are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of a Fund to realize the full value of a loan in the event it needs to sell the loan. Such senior loans may therefore be considered illiquid. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair a Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods (which, in some cases, may be longer than seven days) for certain loans may result in cash not being immediately available to a Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Further, the senior loans held by a Fund might not be considered securities for purposes of the Securities Act of 1933, as amended (“1933 Act”), and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of the 1933 Act.

Collateralized Loan Obligations. CLOs are normally privately offered and sold (that is, they are not registered under the securities laws) and may be characterized as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO invested. Some CLOs have credit ratings but are typically issued in various classes with various priorities, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. As a result, CLOs may present risks similar to those of other types of debt securities, although such risks may be of greater significance for CLOs depending upon the ranking in the capital structure held by the investor in the CLO. In addition to the general risks associated with investing in debt securities, CLOs carry additional risks, including, without limitation, the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the CLO may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid investments or current portfolio investments become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid investments at an advantageous time or price. In the event that a Fund voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Fund may not receive full value for those assets, which will reduce the NAV of the Fund’s shares.

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

Tax Risk. Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that a Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published IRS guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and a Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”), which is available at www.millimanfunds.com.

Management and Organization

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to each Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $162 billion in assets as of December 31, 2023.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Funds in accordance with the policies and procedures established by the Board of Trustees of the Trust (the “Board”), and has agreed to perform, or arrange for the performance of, the day-to-day management of each Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of Shares or for recordkeeping or other shareholder support services, as further described under “Distribution Arrangements” below.

For services provided under the Advisory Agreement, Milliman receives from each Fund an annual fee, paid monthly, equal to 0.49% of the average daily net assets of each Fund.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2025. During its term, the Expense Limitation Agreement with respect to a Fund cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from a Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 30, 2025. This contract cannot be terminated or modified for a Fund without the consent of the Board.

A discussion regarding the basis for the Board approving the Advisory Agreement will be available in the Funds’ next annual or semi-annual report to shareholders, as applicable.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

●	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

●	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

●	Jeff Greco, Principal & Head of Strategy Research at Milliman.

●	Jordan Rosenfeld, Portfolio Manager at Milliman.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Commodity Exchange Act (“CEA”) Regulation and Exclusions

With respect to each Fund, Milliman has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Milliman is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC with respect to each Fund. The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Funds’ SAI. However, the Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Milliman’s reliance on these exclusions, or the Funds, their investment strategies or this Prospectus.

Additional Information About the Shares

Pricing of Shares

A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, a Fund shall determine NAV as of that time. In calculating NAV, each Fund generally values its investment portfolio at market price.

Fixed income securities and swaps will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Trust’s pricing committee (the “Pricing Committee”) has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Exchange-traded options, including FLEX Options, will be valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. OTC options will be valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”).

Exchange-traded futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ account agent will contact the Pricing Committee, which is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

To the extent a Fund invests in shares of one or more mutual funds, including money market funds, the Fund values those shares at their respective NAVs.

For more information about how each Fund’s NAV is determined, please see the section in the SAI entitled “Purchases, Redemptions and Pricing of Shares.”

Purchase and Sale of Shares

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Shares according to the investment options you previously chose.

Each Fund sells and redeems its Shares, without charge, at their NAV next determined after the applicable Fund or its agent receives a purchase or redemption request in good order. The value of Shares redeemed may be more or less than the original cost. The Funds generally intend to redeem their Shares for cash. Subject to applicable federal law including the 1940 Act, a Fund may also redeem its Shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the applicable Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Each Fund normally pays for Shares redeemed within seven days after the applicable Fund receives the redemption request in good order. However, the Trust may suspend the right of redemption for any Fund for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Share Classes

The Funds currently offer only Class 3 shares, which charge a distribution fee pursuant to a “Rule 12b-1 Plan,” as described further below under “Distribution Arrangements.”

Frequent Purchases and Redemptions of Shares

Each Fund seeks to discourage excessive short-term trading in Shares (i.e., either frequent exchanges between Shares or redemptions and repurchases of Shares, in either case, within a short period of time), which may negatively impact long-term Fund performance and disrupt portfolio management strategies by requiring the applicable Fund to maintain excessive cash and/or liquidate portfolio holdings at disadvantageous times and prices, in addition to incurring increased brokerage and other transaction or administrative costs. In addition, under certain circumstances, the value of Shares held by long-term investors may be diluted where excessive short-term trading activity is conducted to seek to take advantage of arbitrage opportunities from stale prices for portfolio assets. A Fund may be more or less affected by short-term trading in Shares depending on various factors, such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in the Shares and other factors. Funds that invest in foreign securities or other assets may be at greater risk for excessive short-term trading.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Shares (the “Market Timing Policy”). The Board may revise the Market Timing Policies at any time and without prior notice.

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract owners into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract owners’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, excessive short-term trading by an individual contract owner within that aggregated trade or omnibus account, but, instead, must rely on the insurance company to monitor its individual contract owner trades to identify excessive short-term traders.

The Trust has therefore entered into agreements with each Participating Insurance Company to help detect and prevent excessive short-term trading. Under these agreements, a Participating Insurance Company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Shares through the omnibus account; and (ii) restrict further purchases or exchanges of Shares by a contract owner that a Fund has identified as engaging in excessive short-term trading. Participating Insurance Companies have also agreed to assist the Trust in implementing the Market Timing Policies. Accordingly, if a Fund detects potential excessive short-term trading activity, the Fund will generally contact the applicable Participating Insurance Company and may ask the Participating Insurance Company to take additional action, if appropriate, based on the particular circumstances. When a Fund identifies, or it or its agent believes it has identified, excessive short-term trading activity, the Fund may, in its sole discretion, restrict or reject any such purchases or exchanges.

Each insurance company has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

Distribution and Servicing of Shares

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to Class 3 shares. The Rule 12b-1 Plan allows the Funds to pay distribution fees to their principal underwriter or to Participating Life Insurance Companies and/or their affiliates, or to any other eligible institution, for distribution activities related to the indirect marketing of the Funds to the contract owners, and/or for other contract owner services. The Rule 12b-1 Plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies and/or their Affiliates

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or their affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Shares. Milliman may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Funds, financial planning needs of contract owners that allocate contract value to a Fund, marketing and advertising of the Funds, and access to periodic conferences relating directly or indirectly to the Funds, among other marketing support services. The benefits Milliman receives when making these payments may include, among other things, adding the Funds to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. Milliman compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments Milliman makes may be calculated on sales of Shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all Shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Funds attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Shares and Asset-Based Payments primarily create incentives to retain assets of the Funds in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares of a Fund or retain Shares of a Fund in their contract owners’ accounts, Milliman may directly or indirectly benefit from the incremental management and other fees paid to Milliman by the Funds with respect to those assets.

Administrative Support Services. Milliman may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Funds. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Funds, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Funds; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Funds; and answering questions from existing contract owners about their current investments in the Funds. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. Milliman pays for these administrative support services out of its own legitimate profits.

Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from Milliman, or the Funds, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

Taxes

The below discussion of “Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Dividends and Distributions

Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional Shares unless the insurance company has requested in writing to receive such dividends and distributions in cash.

Tax Status

To maintain its status as a regulated investment company, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. Each Fund intends to treat options contracts referencing an index as “issued” by the securities underlying the index. This, in turn, would allow the Fund to count the options contracts as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. If the options contracts are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its regulated investment company status.

A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Under Section 1256 of the Code, certain types of exchange-traded options, including FLEX Options, are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause a Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, a Fund must distribute at least 90% of its income annually. If the options in which a Fund invests are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force a Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Shares must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1∕2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Financial Highlights

Financial information is not provided because the Funds did not commence operations as of the fiscal year ended December 31, 2023.

This Prospectus is intended for use in connection with variable contracts. The Funds’ SAI contains more details about the Funds and is incorporated by reference into this Prospectus (is legally a part of this Prospectus). Once issued, additional information about each Fund’s investments will also be available in the Funds’ annual and semi-annual reports to shareholders. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Investors may make inquiries to the Funds or obtain (upon request and without charge) the Funds’ SAI, annual and/or semi-annual reports, once issued, by:

■	calling 1-855-700-7959;

■	visiting www.millimanfunds.com; or

■	contacting your insurance company or other financial intermediary.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC 1940 Act file number: 811-23710.